Tax Status - Additional Information (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Date	Oct. 07, 2022
EBP, Tax Determination Letter, Obtained [true false]	true